Cover	Aug. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2022
Entity File Number	001-06412
Entity Registrant Name	GOLDRICH MINING COMPANY
Entity Central Index Key	0000059860
Entity Tax Identification Number	91-0742812
Entity Incorporation, State or Country Code	AK
Entity Address, Address Line One	2525 E. 29th Ave.
Entity Address, Address Line Two	Ste. 10B-160
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99223
City Area Code	(509)
Local Phone Number	535-7367
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Not Applicable